Financial instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - At fair value [member] - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 12,988,420	$ 72,479,319
Financial liabilities	28,422,644	95,200,975
Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,454,276	2,454,320
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,582,940	67,285,580
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,950,008	2,693,291
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27,676,757	79,743,736
Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	729,271	15,456,599
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		46,128
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,196
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,145	640
Derivatives not designated for hedge accounting [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Profit or Loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,471
Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,326,422	2,326,466
Level 1 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,326,422	2,326,466
Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,661,998	70,152,853
Financial liabilities	28,422,644	95,200,975
Level 2 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127,854	127,854
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,582,940	67,285,580
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,950,008	2,693,291
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27,676,757	79,743,736
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	729,271	15,456,599
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		46,128
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,196
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,145	$ 640
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivative Liabilities At Fair Value With Changes In Profit or Loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 2,471